GUINNESS ATKINSON RENMINBI YUAN & BOND FUND

Schedule of Investments

at March 31, 2024 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 76.9%	Value
	Commercial Banks: 50.1%
1,000,000	Bank of China, 3.080%, 04/28/26	138,065
4,000,000	First Abu Dhabi Bank, 3.400%, 08/18/25	552,259
1,000,000	QNB Finance Ltd., 3.800%, 06/17/25	138,609
1,000,000	QNB Finance Ltd., 3.900%, 06/17/25	138,091
4,000,000	Shanghai Pud 0.000%, 04/22/24	549,870
2,000,000	Standard Chartered PLC 4.350%, 03/18/26	278,655
		1,795,549
	Diversified Banks: 3.9%
1,000,000	HSBC Holding, 3.400%, 06/29/27	138,325

	Export/Import Bank: 11.6%
1,000,000	Agriculture Development Bank of China 3.400%, 11/06/24	138,267
1,000,000	China Development Bank, 3.230%, 11/27/25	138,968
1,000,000	European International Bank, 2.700%, 04/22/24	137,690
		414,925
	Municipal City: 3.8%
1,000,000	Municipality of Shenzhen China, 2.900%, 10/19/26	137,687

	Real Estate Operator/Developer: 3.8%
1,000,000	Sun Hung Kai Properties 3.200%, 08/14/27	137,000

	Storage/Warehousing: 3.7%
1,000,000	GLP China Holding Ltd., 4.000%, 07/02/24	133,464

	Total Corporate Bonds	2,756,950
	(cost $2,963,885)

	Total Investments in Securities	2,756,950
	(cost $2,963,885): 76.9%

	China Yuan (Offshore): 23.2%	829,880
	Liabilities less Other Assets: -0.1%	(4,525)

	Net Assets: 100.0%	$3,582,305

CNH - The official currency of the People’s Republic of China.